EQUITY METHOD INVESTMENTS - Summary of Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets		$ 15,018	$ 14,111
Non current assets		412	389
Total assets		15,430	14,500
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Current liabilities		9,870	7,777
Long-term liabilities		24	35
Stockholders' equity		5,534	6,688
Equity investment of associated companies		1,658	2,314
Other		0	(27)
Investment in equity investees		1,658	2,287
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue		20,492	20,045	$ 22,244
Gain sale of vessel		0	7,166	0
Total operating expense		(18,475)	(16,301)	(21,366)
Net operating (loss) income		2,017	10,910	878
Net (loss) income		1,923	10,232	15
Equity in net income (loss) of associated companies		512	4,662	(442)
Other		0	(42)	61
Total equity in net income (loss) of associated companies including impairment losses		512	4,620	(381)
Impairment loss on investment		0	0	(2,142)
Total equity in net income (loss) of associated companies including impairment losses		512	4,620	$ (2,523)
Golden Opus Inc. [Member]
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets		0	119
Non current assets		0	0
Total assets		0	119
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Current liabilities		0	29
Long-term liabilities		0	0
Stockholders' equity		$ 0	$ 90
Percentage of ownership in equity investees		0.00%	50.00%	50.00%
Equity investment of associated companies		$ 0	$ 45
Other		0	0
Investment in equity investees		0	45	$ 2,872
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue		0	3,817	4,262
Gain sale of vessel		0	7,166	0
Total operating expense		0	(3,324)	(4,905)
Net operating (loss) income		0	7,659	(643)
Net (loss) income		0	6,945	(1,299)
Equity in net income (loss) of associated companies		0	3,473	(650)
Other		0	0	(44)
Total equity in net income (loss) of associated companies including impairment losses		0	3,473	(694)
Impairment loss on investment	$ (2,200)	0	0	(2,142)
Total equity in net income (loss) of associated companies including impairment losses		0	3,473	$ (2,836)
United Freight Carriers [Member]
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets		1,785	4,125
Non current assets		0	0
Total assets		1,785	4,125
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Current liabilities		239	1,227
Long-term liabilities		0	0
Stockholders' equity		$ 1,544	$ 2,898
Percentage of ownership in equity investees		50.00%	50.00%	50.00%
Equity investment of associated companies		$ 772	$ 1,448
Other		0	0
Investment in equity investees		772	1,448	$ 621
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue		10,956	7,413	9,591
Gain sale of vessel		0	0	0
Total operating expense		(10,589)	(5,914)	(9,885)
Net operating (loss) income		367	1,499	(294)
Net (loss) income		297	1,654	(297)
Equity in net income (loss) of associated companies		149	827	(149)
Other		0	0	0
Total equity in net income (loss) of associated companies including impairment losses		149	827	(149)
Impairment loss on investment		0	0	0
Total equity in net income (loss) of associated companies including impairment losses		149	827	(149)
Other [Member]
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets		13,233	9,867
Non current assets		412	389
Total assets		13,645	10,256
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Current liabilities		9,631	6,521
Long-term liabilities		24	35
Stockholders' equity		3,990	3,700
Equity investment of associated companies		886	821
Other		0	(27)
Investment in equity investees		886	794
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue		9,536	8,815	8,391
Gain sale of vessel		0	0	0
Total operating expense		(7,886)	(7,063)	(6,576)
Net operating (loss) income		1,650	1,752	1,815
Net (loss) income		1,626	1,633	1,611
Equity in net income (loss) of associated companies		363	362	357
Other		0	(42)	105
Total equity in net income (loss) of associated companies including impairment losses		363	320	462
Impairment loss on investment		0	0	0
Total equity in net income (loss) of associated companies including impairment losses		$ 363	$ 320	$ 462
Other [Member] | Minimum [Member]
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Percentage of ownership in equity investees		22.19%	21.25%	21.25%
Other [Member] | Maximum [Member]
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Percentage of ownership in equity investees		25.00%	25.00%	25.00%